Summary of Significant Accounting Policies (Details) - Schedule of financial guarantee services - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial guarantee services [Abstract]
Guarantee	$ 47,020,055	$ 51,318,310